Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Danaos Corp
Entity Central Index Key	0001369241
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 75,034	$ 55,628
Restricted cash	2,815	2,821
Accounts receivable, net	10,669	3,741
Inventories	15,405	17,731
Prepaid expenses	708	706
Due from related parties	8,052	12,664
Other current assets	5,901	5,382
Total current assets	118,584	98,673
Fixed assets, net	3,906,431	3,986,138
Deferred charges, net	77,951	88,821
Restricted cash	16,026	430
Other non-current assets	40,176	37,983
Total non-current assets	4,040,584	4,113,372
Total assets	4,159,168	4,212,045
CURRENT LIABILITIES
Accounts payable	12,573	13,982
Accrued liabilities	33,134	32,894
Current portion of long-term debt	145,941	125,076
Current portion of vendor financing	57,388	57,388
Unearned revenue	6,089	5,447
Other current liabilities	121,246	130,465
Total current liabilities	376,371	365,252
LONG-TERM LIABILITIES
Long-term debt, net of current portion	3,031,227	3,097,472
Vendor financing, net of current portion	93,060	121,754
Other long-term liabilities	124,424	187,263
Total long-term liabilities	3,248,711	3,406,489
Total liabilities	3,625,082	3,771,741
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and none issued as of June 30, 2013 and December 31, 2012)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2013 and December 31, 2012. 109,653,363 and 109,604,040 issued and outstanding as of June 30, 2013 and December 31, 2012, respectively)	1,097	1,096
Additional paid-in capital	546,022	546,023
Accumulated other comprehensive loss	(292,460)	(353,271)
Retained earnings	279,427	246,456
Total stockholders' equity	534,086	440,304
Total liabilities and stockholders' equity	$ 4,159,168	$ 4,212,045

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	109,653,363	109,604,040
Common stock, shares outstanding	109,653,363	109,604,040

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 146,580	$ 146,657	$ 292,668	$ 280,894
OPERATING EXPENSES
Voyage expenses	(2,822)	(3,366)	(5,879)	(6,256)
Vessel operating expenses	(31,621)	(31,392)	(60,914)	(61,487)
Depreciation	(34,164)	(35,226)	(68,147)	(66,907)
Amortization of deferred drydocking and special survey costs	(1,449)	(1,412)	(3,179)	(2,614)
General and administrative expenses	(4,746)	(5,247)	(9,663)	(10,084)
Gain on sale of vessels	171	830	156	830
Income From Operations	71,949	70,844	145,042	134,376
OTHER INCOME (EXPENSE)
Interest income	521	401	1,013	754
Interest expense	(23,292)	(21,460)	(46,156)	(39,850)
Other finance costs	(5,016)	(4,102)	(10,093)	(7,959)
Other income (expense), net	232	280	231	476
Unrealized and realized losses on derivatives	(24,855)	(36,997)	(57,066)	(69,489)
Total Other Income (Expenses), net	(52,410)	(61,878)	(112,071)	(116,068)
Net Income	$ 19,539	$ 8,966	$ 32,971	$ 18,308
EARNINGS PER SHARE
Basic and diluted net income per share (in dollars per share)	$ 0.18	$ 0.08	$ 0.3	$ 0.17
Basic and diluted weighted average number of common shares (in shares)	109,653	109,611	109,653	109,608

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the period	$ 19,539	$ 8,966	$ 32,971	$ 18,308
Other comprehensive income
Change in fair value of financial instruments		23,415		40,536
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings		(2,196)		(7,035)
Amortization of deferred realized losses on cash flow hedges	1,002	850	1,992	1,499
Reclassification of unrealized losses/(gains) to earnings	29,501	(318)	58,819	(1,843)
Total Other Comprehensive Income	30,503	21,751	60,811	33,157
Comprehensive Income	$ 50,042	$ 30,717	$ 93,782	$ 51,465

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities
Net income	$ 32,971	$ 18,308
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	68,147	66,907
Amortization of deferred drydocking and special survey costs	3,179	2,614
Amortization of finance costs	7,754	6,630
Exit fees accrued on debt	1,882	913
Stock based compensation		31
Payments for drydocking/special survey costs deferred	(422)	(4,158)
Gain on sale of vessels	(156)	(830)
Amortization of deferred realized losses on interest rate swaps	1,992	1,499
Unrealized gains on derivatives	(16,770)	(4,556)
Realized losses on cash flow hedges deferred in Other Comprehensive Loss		(7,035)
(Increase)/Decrease in
Accounts receivable	(6,928)	(1,263)
Inventories	2,326	(400)
Prepaid expenses	(2)	1,009
Due from related parties	4,612	37,997
Other assets, current and long-term	(1,296)	(3,286)
Increase/(Decrease) in
Accounts payable	(1,409)	4,107
Accrued liabilities	240	5,215
Unearned revenue, current and long term	642	1,154
Other liabilities, current and long-term	1,787	1,307
Net Cash provided by Operating Activities	98,549	126,163
Cash Flows from Investing Activities
Vessels additions, vessel acquisitions and vessels under construction	(17,757)	(375,277)
Net proceeds from sale of vessels	29,875	5,635
Net Cash provided by/(used in) Investing Activities	12,118	(369,642)
Cash Flows from Financing Activities
Proceeds from long-term debt		266,920
Payments of long-term debt	(46,977)	(27,144)
Payments of vendor financing	(28,694)
Deferred finance costs		(100)
Increase of restricted cash	(15,590)	(341)
Net Cash (used in)/provided by Financing Activities	(91,261)	239,335
Net Increase/(Decrease) in Cash and Cash Equivalents	19,406	(4,144)
Cash and Cash Equivalents at beginning of period	55,628	51,362
Cash and Cash Equivalents at end of period	75,034	47,218
Supplementary Cash Flow information
Final installments for delivered vessels financed under Vendor Financing arrangement		$ 124,855

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information
Basis of Presentation and General Information

1                                        Basis of Presentation and General Information

The accompanying condensed consolidated financial statements (unaudited) have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The reporting and functional currency of the Company is the United States Dollar.

Danaos Corporation (“Danaos”), formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 12, Stockholders’ Equity.

In the opinion of management, the accompanying condensed consolidated financial statements (unaudited) of Danaos and subsidiaries contain all adjustments necessary to present fairly, in all material respects, the Company’s consolidated financial position as of June 30, 2013, the consolidated results of operations for the three and six months ended June 30, 2013 and 2012 and the consolidated cash flows for the six months ended June 30, 2013 and 2012. All such adjustments are deemed to be of a normal, recurring nature. These financial statements should be read in conjunction with the consolidated financial statements and related notes included in Danaos’ Annual Report on Form 20-F for the year ended December 31, 2012. The results of operations for the three and six months ended June 30, 2013, are not necessarily indicative of the results to be expected for the full year.

The year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

The Company’s principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of containerships that are under the exclusive management of a related party of the Company.

The accompanying condensed consolidated financial statements (unaudited) represent the consolidation of the accounts of the Company and its wholly owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Inter-company transaction balances and unrealized gains on transactions between the companies are eliminated.

The Company also consolidates entities that are determined to be variable interest entities as defined in the authoritative guidance under U.S. GAAP. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

The condensed consolidated financial statements (unaudited) have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the consolidated balance sheets and consolidated statements of income, cash flows and stockholders’ equity at and for each period since their respective incorporation dates.

The consolidated companies are referred to as “Danaos,” or “the Company.”

As of June 30, 2013, Danaos included the vessel owning companies (the “Danaos Subsidiaries”) listed below. All vessels are container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Seacaravel Shipping Ltd.	June 11, 1996	Hope	1989	3,908
Appleton Navigation S.A.	May 12, 1998	Komodo	1991	2,917
Geoffrey Shipholding Ltd.	September 22, 1997	Kalamata	1991	2,917
Victory Shipholding Inc.	October 9, 2002	Lotus	1988	3,098
Duke Marine Inc.	April 14, 2003	Hyundai Duke	1992	4,651
Commodore Marine Inc.	April 14, 2003	Commodore	1992	4,651
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Oceanew Shipping Ltd.	January 14, 2002	CSCL Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Federal Marine Inc.	February 14, 2006	Hyundai Federal	1994	4,651
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Boxcarrier (No. 6) Corp.	June 27, 2006	Marathonas	1991	4,814
Boxcarrier (No. 7) Corp.	June 27, 2006	Messologi	1991	4,814
Boxcarrier (No. 8) Corp.	November 16, 2006	Mytilini	1991	4,814
Auckland Marine Inc.	January 27, 2005	SNL Colombo	2004	4,300
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Speedcarrier (No. 1) Corp.	June 28, 2007	Hyundai Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Hyundai Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Hyundai Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Trindade Maritime Company	April 10, 2013	Amalia C	1998	2,452
Vilos Navigation Company Ltd.	May 30, 2013	Niledutch Zebra	2001	2,602
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(1)	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(1)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(1)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(1)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(1)	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
CellContainer (No. 1) Corp.	March 23, 2007	Hanjin Buenos Aires	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Hanjin Santos	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Hanjin Versailles	2010	3,400
CellContainer (No. 4) Corp.	March 23, 2007	Hanjin Algeciras	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Hanjin Constantza	2011	3,400
CellContainer (No. 6) Corp.	October 31, 2007	Hanjin Germany	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Hanjin Italy	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Hanjin Greece	2011	10,100
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Together	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Tenacity	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hyundai Smart	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hyundai Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hyundai Ambition	2012	13,100

(1)   Vessel subject to charterer’s option to purchase vessel after first eight years of time charter term for $78.0 million.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies
Significant Accounting Policies

2                 Significant Accounting Policies

All accounting policies are as described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2012 filed with the Securities and Exchange Commission on March 1, 2013.

Recent Accounting Pronouncements

Comprehensive Income

In February 2013, the FASB issued new guidance for reporting of amounts reclassified out of accumulated other comprehensive income. The amendment requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. The amended guidance was effective for the Company for reporting periods beginning after December 15, 2012. The adoption of the new guidance did not have an effect on the Company’s condensed consolidated financial statements.

Restricted Cash	6 Months Ended
Jun. 30, 2013
Restricted Cash
Restricted Cash

3                 Restricted Cash

Restricted cash is comprised of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Retention account	$2,815	$2,821
Restricted deposits	16,026	430
Total	$18,841	$3,251

The Company was required to maintain cash of $2.8 million as of June 30, 2013 and December 31, 2012, respectively, in a retention bank account as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company’s Balance Sheets.

On March 27, 2013, the Company has entered into an agreement with the lenders under the HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank credit facility. The agreement provides the Company the option to sell, for cash, up to 9 mortgaged vessels (the Henry, the Pride, the Independence, the Honour, the Elbe, the Hope, the Lotus, the Kalamata and the Komodo) with the sale proceeds less sale commissions from such vessels’ sales to be deposited in a restricted cash account and used to finance the acquisition of new containership vessels no later than December 31, 2013. Any funds remaining in this restricted cash account after that date will be applied towards prepayment of the respective credit facility. As of June 30, 2013, the Company had concluded the sales of the Henry, the Pride, the Independence, the Honour and the Elbe and has acquired a 2,452 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million and a 2,602 TEU containership, the Niledutch Zebra, built in 2001 for a contract price of $10.1 million. As of June 30, 2013, an amount of $15.6 million was recorded as non-current restricted cash with respect to this agreement.

Furthermore, the Company recorded non-current restricted cash of $0.4 million as cash collateral for one of its outstanding swaps as of June 30, 2013 and December 31, 2012.

Fixed assets, net	6 Months Ended
Jun. 30, 2013
Fixed assets, net
Fixed assets, net

4                 Fixed assets, net

Fixed assets consist of vessels. Vessels’ cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2012	$3,703,781	$(461,830)	$3,241,951
Additions	1,022,560	(143,938)	878,622
Disposal	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)
As of December 31, 2012	$4,576,105	$(589,967)	$3,986,138
Additions	17,757	(68,147)	(50,390)
Disposal	(92,123)	62,806	(29,317)
As of June 30, 2013	$4,501,739	$(595,308)	$3,906,431

i.                                          On February 13, 2013, the Company sold and delivered the Independence. The gross sale consideration was $7.0 million. The Independence was 26 years old.

ii.                                       On February 28, 2013, the Company sold and delivered the Henry. The gross sale consideration was $6.1 million. The Henry was 27 years old.

iii.                                    On March 25, 2013, the Company sold and delivered the Pride. The gross sale consideration was $6.5 million. The Pride was 25 years old.

iv.                                   On May 14, 2013, the Company sold and delivered the Honour. The gross sale consideration was $9.1 million. The Honour was 24 years old.

iv.                                   On May 14, 2013, the Company acquired a 2,452 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million.

v.                                      On June 13, 2013, the Company sold and delivered the Elbe. The gross sale consideration was $5.6 million. The Elbe was 22 years old.

vi.                                   On June 25, 2013, the Company acquired a 2,602 TEU containership, the Niledutch Zebra, built in 2001 for a contract price of $10.1 million.

As of December 31, 2012, the Company recorded an impairment loss of $129.6 million in relation to thirteen of its older vessels (including vessels sold in 2013), which were laid up or on short-term charters in the spot market. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. There was no impairment loss recognized for the three or six months ended June 30, 2013.

The residual value (estimated scrap value at the end of the vessels’ useful lives) of the fleet was estimated at $415.1 million as of June 30, 2013 and $431.9 million as of December 31, 2012. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.

Deferred Charges, net	6 Months Ended
Jun. 30, 2013
Deferred Charges, net
Deferred Charges, net

5                 Deferred Charges, net

Deferred charges, net consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and other Costs	Total Deferred Charges
As of January 1, 2012	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)
As of December 31, 2012	$9,669	$79,152	$88,821
Additions	422	43	465
Written off amounts	(402)	—	(402)
Amortization	(3,179)	(7,754)	(10,933)
As of June 30, 2013	$6,510	$71,441	$77,951

The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years.  If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.

Other Non-current Assets	6 Months Ended
Jun. 30, 2013
Other Non-current Assets
Other Non-current Assets

6                 Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$4,324	$2,908
Notes receivable from ZIM	34,821	33,899
Other non-current assets	1,031	1,176
Total	$40,176	$37,983

On October 30, 2009, the Company agreed with one of its charterers, Zim Integrated Shipping Services Ltd. (“ZIM”), revisions to charterparties for six of its vessels in operation, which kept the original charter terms in place, reducing the cash settlement of each charter hire by 17.5%, for a period ending on December 31, 2012, which would become a subsequent payment. Each subsequent payment, which accumulates in any financial quarter, is satisfied by callable exchange notes (the “CENs”). CENs were issued by ZIM once per financial quarter at a face value equal to the aggregate amount of such subsequent payments from that financial quarter plus a premium amount (being an amount calculated as if each such subsequent payment had accrued interest at the rate of 6% p.a. from the date when it would have been due under the original charter party until the relevant issue date for the CENs). Unless previously converted at the holder’s option into ZIM’s common stock (only upon ZIM becoming a publicly listed company) or redeemed partially prior to or in full in cash, on July 1, 2016, ZIM is obliged to redeem the CENs at their remaining nominal amount together with the 6% interest accrued up to that date in cash only. In this respect, the Company recorded notes receivable from ZIM in “Other non-current assets” of $34.8 million and $33.9 million as of June 30, 2013 and December 31, 2012, respectively. Furthermore, following ZIM’s request the Company has agreed to extend the 17.5% charter hire payment deferral until December 31, 2013. As of June 30, 2013, the amount outstanding related to the new charter hire deferral was $4.4 million and was reported under Accounts Receivable in the Company’s Balance Sheet. As part of the announced reorganization of its parent company Israel Corporation, Zim Integrated Shipping Services Ltd. is expected to restructure certain of its obligations.  We do not know whether this restructuring will affect ZIM’s time charters, expiring in 2020 and 2021, for six of our vessels, or the $39.2 million aggregate outstanding receivable as of June 30, 2013.  We will continue to monitor the situation on an ongoing basis and the impact, if any, this would have on the Company’s metrics.

In respect of the fair value of swaps, refer to Note 10a, Financial Instruments — Cash Flow Interest Rate Swap Hedges and Note 10b, Financial Instruments — Fair Value Interest Rate Swap Hedges.

Accrued Liabilities	6 Months Ended
Jun. 30, 2013
Accrued Liabilities
Accrued Liabilities

7                 Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Accrued payroll	$1,241	$969
Accrued interest	12,421	12,473
Accrued expenses	19,472	19,452
Total	$33,134	$32,894

Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $15.0 million and $15.2 million as of June 30, 2013 and December 31, 2012, respectively, as well as other accruals related to the operation of the Company’s fleet of $4.5 million and $4.3 million as of June 30, 2013 and December 31, 2012, respectively.

Other Current and Long-term Liabilities	6 Months Ended
Jun. 30, 2013
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

8                 Other Current and Long-term Liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$120,881	$130,100
Other current liabilities	365	365
Total	$121,246	$130,465

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$112,279	$176,948
Other long-term liabilities	12,145	10,315
Total	$124,424	$187,263

Other long-term liabilities mainly consist of $4.9 million and $4.8 million as of June 30, 2013 and December 31, 2012, respectively, in relation to a deferred fee accrued pursuant to the Bank Agreement (refer to Note 9, Long-Term Debt), which will be cash settled on December 31, 2014 and is recorded at amortized cost.

In respect of the fair value of swaps, refer to Note 10a, Financial Instruments — Cash Flow Interest Rate Swap Hedges.

Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt
Long-Term Debt

9                 Long-Term Debt

Long-term debt consisted of the following (in thousands):

Lender	As of June 30, 2013	Current portion	Long-term portion	As of December 31, 2012	Current portion	Long-term portion
The Royal Bank of Scotland	$686,597	$4,934	$681,663	$686,800	$3,771	$683,029
HSH Nordbank	33,280	4,774	28,506	35,000	6,123	28,877
The Export-Import Bank of Korea (“KEXIM”)	34,126	10,369	23,757	39,311	10,369	28,942
The Export-Import Bank of Korea & ABN Amro	73,734	11,250	62,484	79,359	11,250	68,109
Deutsche Bank	179,064	2,119	176,945	180,000	2,406	177,594
Credit Agricole	154,664	7,122	147,542	156,800	6,279	150,521
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	4,092	654,068	658,160	—	658,160
Credit Suisse	219,347	7,779	211,568	221,100	6,076	215,024
ABN Amro-Lloyds TSB-National Bank of Greece	250,806	8,245	242,561	253,200	6,966	246,234
Commerzbank-Credit Suisse- Credit Agricole	295,285	14,097	281,188	298,500	11,401	287,099
The Royal Bank of Scotland (New Credit Facility)	98,160	8,246	89,914	100,000	6,069	93,931
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	117,250	20,417	96,833	123,750	17,727	106,023
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	34,588	5,281	29,307	37,100	5,438	31,662
Sinosure CEXIM-Citi-ABN Amro Credit Facility	172,890	20,340	152,550	183,060	20,340	162,720
Club Facility (New Credit Facility)	83,900	12,013	71,887	83,900	6,180	77,720
Citi—Eurobank Credit Facility	77,212	4,863	72,349	80,000	4,681	75,319
Comprehensive Financing Plan exit fee accrued	6,236	—	6,236	4,354	—	4,354
Fair value hedged debt	1,869	—	1,869	2,154	—	2,154
Total long-term debt	$3,177,168	$145,941	$3,031,227	$3,222,548	$125,076	$3,097,472
Hyundai Samho Vendor Financing	$150,448	$57,388	$93,060	$179,142	$57,388	$121,754

All floating rate loans discussed above are collateralized by first and second preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels and the corporate guarantee of Danaos Corporation.

Maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2013, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2014	$129,273	$16,668	$—	$145,941
June 30, 2015	142,862	15,835	—	158,697
June 30, 2016	168,810	81,895	—	250,705
June 30, 2017	192,367	186,607	—	378,974
June 30, 2018	169,336	175,275	—	344,611
June 30, 2019 and thereafter	244,376	34,900	1,610,859	1,890,135
Total long-term debt	$1,047,024	$511,180	$1,610,859	$3,169,063

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the restructuring agreement, as such amount will be determinable following the fixed and variable amortization.

The maturities of long-term debt for the twelve month periods subsequent to June 30, 2013 are based on the terms of the Bank Agreement, under which the Company was not required to repay any outstanding principal amounts under its existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, until May 15, 2013; thereafter until December 31, 2018 it is required to make quarterly principal payments in fixed amounts. In addition, the Company is required to make an additional payment in such amount that, together with the fixed principal payment, equals a certain percentage of its Actual Free Cash Flow of the preceding financial quarter. The table above includes both the fixed payments for which the Company has a contractual obligation, as well as the Company’s estimate of the future Actual Free Cash Flows and resulting variable amortization. The last payment due on December 31, 2018, will also include the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

Maturities of Hyundai Samho vendor financing for the next periods subsequent to June 30, 2013, are as follows (in thousands):

Payment due by period ended
June 30, 2014	$57,388
June 30, 2015	57,388
June 30, 2016	35,672
Total vendor financing	$150,448

As of February 9, 2012, the Company signed a supplemental letter extending the terms of the August 12, 2010 supplemental letter through June 30, 2014, which amended the interest rate margin and the financial covenants of its KEXIM-ABN Amro credit facility. More specifically, the financial covenants were aligned with those set forth in the Bank Agreement (see below), and the interest rate margin was increased by 0.5 percentage points for the same period.

Bank Agreement

On January 24, 2011, the Company entered into a definitive agreement, which became effective on March 4, 2011, referred to as the Bank Agreement, that superseded, amended and supplemented the terms of each of the Company’s then-existing credit facilities (other than its credit facilities with KEXIM and KEXIM-ABN Amro which are not covered thereby), and provided for, among other things, revised amortization schedules, maturities, interest rates, financial covenants, events of defaults, guarantee and security packages and approximately $425 million of new debt financing. Subject to the terms of the Bank Agreement and the intercreditor agreement (the “Intercreditor Agreement”), which the Company entered into with each of the lenders participating under the Bank Agreement to govern the relationships between the lenders thereunder, under the New Credit Facilities (as described and defined below) and under the Hyundai Samho Vendor Financing described below, the lenders participating thereunder continue to provide the Company’s then-existing credit facilities and amended the covenants under the existing credit facilities in accordance with the terms of the Bank Agreement.

Under the terms of the Bank Agreement, borrowings under each of the Company’s existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, bear interest at an annual interest rate of LIBOR plus a margin of 1.85%.

The Company is required to pay an amendment fee of $5.0 million on December 31, 2014. This amendment fee was accrued under the “Other long-term liabilities” in the consolidated balance sheet and is deferred and amortized over the life of the respective credit facilities with the effective interest method. In addition, the Company is required to pay exit fees, which are discussed in detail below.

Principal Payments

Under the terms of the Bank Agreement, the Company was not required to repay any outstanding principal amounts under its existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, until May 15, 2013; thereafter until December 31, 2018, the Company is required to make quarterly principal payments in fixed amounts, in relation to the Company’s total debt commitments from the Company’s lenders under the Bank Agreement and New Credit Facilities, as specified in the table below:

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867
Total						786,956,945

*                      The Company may elect to make the scheduled payments shown in the above table three months earlier.

Furthermore, an additional variable payment in such amount that, together with the fixed principal payment (as disclosed above), equals 92.5% of Actual Free Cash Flow of the preceding financial quarter until the earlier of (x) the date on which the Company’s consolidated net leverage is below 6:1 and (y) May 15, 2015; and thereafter through maturity, which will be December 31, 2018 for each covered credit facility, it will be required to make fixed quarterly principal payments in fixed amounts as specified in the Bank Agreement and described above plus an additional payment in such amount that, together with the fixed principal payment, equals 89.5% of Actual Free Cash Flow of the preceding financial quarter. In addition, any additional amounts of cash and cash equivalents, but during the final principal payment period described above only such additional amounts in excess of the greater of (1) $50 million of accumulated unrestricted cash and cash equivalents and (2) 2% of the Company’s consolidated debt, would be applied first to the prepayment of the New Credit Facilities and after the New Credit Facilities are repaid, to the existing credit facilities. The last payment due on December 31, 2018 will also include the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

Under the Bank Agreement, “Actual Free Cash Flow” with respect to each credit facility covered thereby is equal to revenue from the vessels collateralizing such facility, less the sum of (a) interest expense under such credit facility, (b) pro-rata portion of payments under its interest rate swap arrangements, (c) interest expense and scheduled amortization under the Hyundai Samho Vendor Financing and (d) per vessel operating expenses and pro rata per vessel allocation of general and administrative expenses (which are not permitted to exceed the relevant budget by more than 20%), plus (e) the pro-rata share of operating cash flow of any Applicable Second Lien Vessel (which means, with respect to an existing facility, a vessel with respect to which the participating lenders under such facility have a second lien security interest and the first lien credit facility has been repaid in full).

Under the terms of the Bank Agreement, the Company continues to be required to make any mandatory prepayments provided for under the terms of its existing credit facilities and is required to make additional prepayments as follows

·                                         50% of the first $300 million of net equity proceeds (including convertible debt and hybrid instruments), excluding the $200 million of net equity proceeds which was a condition to the Bank Agreement and were received in August 2010 for which there are no specified required uses, after entering into the Bank Agreement and 25% of any additional net equity proceeds thereafter until December 31, 2018; and

·                                         any debt proceeds (after repayment of any underlying secured debt covered by vessels collateralizing the new borrowings) (excluding the New Credit Facilities, the Sinosure-CEXIM Credit Facility and the Hyundai Samho Vendor Financing),

which amounts would first be applied to repayment of amounts outstanding under the New Credit Facilities and then to the existing credit facilities. Any equity proceeds retained by the Company and not used within 12 months for certain specified purposes would be applied for prepayment of the New Credit Facilities and then to the existing credit facilities. The Company would also be required to prepay the portion of a credit facility attributable to a particular vessel upon the sale or total loss of such vessel; the termination or loss of an existing charter for a vessel, unless replaced within a specified period by a similar charter acceptable to the lenders; or the termination of a newbuilding contract. The Company’s respective lenders under its existing credit facilities covered by the Bank Agreement and the New Credit Facilities may, at their option, require the Company to repay in full amounts outstanding under such respective credit facilities, upon a “Change of Control” of the Company, which for these purposes is defined as (i) Dr. Coustas ceasing to be its Chief Executive Officer, (ii) its common stock ceasing to be listed on the NYSE (or Nasdaq or other recognized stock exchange), (iii) a change in the ultimate beneficial ownership of the capital stock of any of its subsidiaries or ultimate control of the voting rights of those shares, (iv) Dr. Coustas and members of his family ceasing to collectively own over one-third of the voting interest in its outstanding capital stock or (v) any other person or group controlling more than 20% of the voting power of its outstanding capital stock.

Covenants and Events of Default

Under the Bank Agreement, the financial covenants under each of the Company’s existing credit facilities (other than under the KEXIM-ABN Amro credit facility which is not covered thereby, but which has been aligned with those covenants below through June 30, 2014 under the supplemental letter dated August 12, 2010 and amendment thereto dated February 9, 2012 and our KEXIM credit facility, which contains only a collateral coverage covenant of 130%), have been reset to require the Company to:

·                                         maintain a ratio of (i) the market value of all of the vessels in the Company’s fleet, on a charter-inclusive basis, plus the net realizable value of any additional collateral, to (ii) the Company’s consolidated total debt above specified minimum levels gradually increasing from 90% through December 31, 2011 to 130% from September 30, 2017 through September 30, 2018;

·                                         maintain a minimum ratio of (i) the market value of the nine vessels (Hyundai Smart, Hyundai Speed, Hyundai Ambition, Hyundai Together, Hyundai Tenacity, Hanjin Greece, Hanjin Italy, Hanjin Germany and CMA CGM Rabelais) collateralizing the New Credit Facilities, calculated on a charter-free basis, plus the net realizable value of any additional collateral, to (ii) the Company’s aggregate debt outstanding under the New Credit Facilities of 100% from September 30, 2012 through September 30, 2018;

·                                         maintain minimum free consolidated unrestricted cash and cash equivalents, less the amount of the aggregate variable principal amortization amounts, described above, of $30.0 million at the end of each calendar quarter, other than during 2012 when the Company will be required to maintain a minimum amount of $20.0 million;

·                                         ensure that the Company’s (i) consolidated total debt less unrestricted cash and cash equivalents to (ii) consolidated EBITDA (defined as net income before interest, gains or losses under any hedging arrangements, tax, depreciation, amortization and any other non-cash item, capital gains or losses realized from the sale of any vessel, finance charges and capital losses on vessel cancellations and before any non-recurring items and excluding any accrued interest due to us but not received on or before the end of the relevant period; provided that non-recurring items excluded from this calculation shall not exceed 5% of EBITDA calculated in this manner) for the last twelve months does not exceed a maximum ratio gradually decreasing from 12:1 on December 31, 2010 to 4.75:1 on September 30, 2018;

·                                         ensure that the ratio of the Company’s (i) consolidated EBITDA for the last twelve months to (ii) net interest expense (defined as interest expense (excluding capitalized interest), less interest income, less realized gains on interest rate swaps (excluding capitalized gains) and plus realized losses on interest rate swaps (excluding capitalized losses)) exceeds a minimum level of 1.50:1 through September 30, 2013 and thereafter gradually increasing to 2.80:1 by September 30, 2018; and

·                                         maintain a consolidated market value adjusted net worth (defined as the amount by which the Company’s total consolidated assets adjusted for the market value of the Company’s vessels in the water less cash and cash equivalents in excess of the Company’s debt service requirements exceeds the Company’s total consolidated liabilities after excluding the net asset or liability relating to the fair value of derivatives as reflected in the Company’s financial statements for the relevant period) of at least $400 million.

For the purpose of these covenants, the market value of the Company’s vessels will be calculated, except as otherwise indicated above, on a charter-inclusive basis (using the present value of the “bareboat-equivalent” time charter income from such charter) so long as a vessel’s charter has a remaining duration at the time of valuation of more than 12 months plus the present value of the residual value of the relevant vessel (generally equivalent to the charter free value of such a vessel at the age such vessel would be at the expiration of the existing time charter). The market value for newbuilding vessels, all of which currently have multi-year charters, would equal the lesser of such amount and the newbuilding vessel’s book value.

Under the terms of the Bank Agreement, the existing credit facilities also contain customary events of default, including those relating to cross-defaults to other indebtedness, defaults under its swap agreements, non-compliance with security documents, material adverse changes to its business, a Change of Control as described above, a change in its Chief Executive Officer, its common stock ceasing to be listed on the NYSE (or Nasdaq or another recognized stock exchange), a change in, or breach of the management agreement by the manager for the vessels securing the respective credit facilities and cancellation or amendment of the time charters (unless replaced with a similar time charter with a charterer acceptable to the lenders) for the vessels securing the respective credit facilities.

Under the terms of the Bank Agreement, the Company generally will not be permitted to incur any further financial indebtedness or provide any new liens or security interests, unless such security is provided for the equal and ratable benefit of each of the lenders party to the Intercreditor Agreement, other than security arising by operation of law or in connection with the refinancing of outstanding indebtedness, with the consent, not to be unreasonably withheld, of all lenders with a lien on the security pledged against such outstanding indebtedness. In addition, the Company would not be permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant.

Collateral and Guarantees

Each of the Company’s existing credit facilities and swap arrangements, to the extent applicable, continue to be secured by their previous collateral on the same basis, and received, to the extent not previously provided, pledges of the shares of the Company’s subsidiaries owning the vessels collateralizing the applicable facilities, cross-guarantees from each subsidiary owning the vessels collateralizing such facilities, assignment of the refund guarantees in relation to any newbuildings funded by such facilities and other customary shipping industry collateral.

New Credit Facilities (Aegean Baltic Bank—HSH Nordbank—Piraeus Bank, RBS, ABN Amro Club facility, Club Facility and Citi-Eurobank)

On January 24, 2011, the Company entered into agreements for the following new term loan credit facilities (“New Credit Facilities”):

(i)                                    a $123.8 million credit facility provided by HSH, which is secured by Hyundai Speed, Hanjin Italy and CMA CGM Rabelais and customary shipping industry collateral related thereto;

(ii)                                 a $100.0 million credit facility provided by RBS, which is secured by Hyundai Smart and Hanjin Greece and customary shipping industry collateral related thereto;

(iii)                              a $37.1 million credit facility with ABN Amro and lenders participating under the Bank Agreement which is secured by Hanjin Germany and customary shipping industry collateral related thereto;

(iv)                             a $83.9 million new club credit facility to be provided, on a pro rata basis, by the other existing lenders participating under the Bank Agreement, which is secured by Hyundai Together and Hyundai Tenacity and customary shipping industry collateral related thereto; and

(v)                                a $80 million credit facility with Citibank and Eurobank, which is secured by Hyundai Ambition and customary shipping industry collateral related thereto ((i)-(v), collectively, the “New Credit Facilities”).

As of June 30, 2013, $411.1 million was outstanding under the above New Credit Facilities and there were nil undrawn funds available.

Borrowings under each of the New Credit Facilities above bear interest at an annual interest rate of LIBOR plus a margin of 1.85%, subject, on and after January 1, 2013, to increases in the applicable margin to: (i) 2.50% if the aggregate outstanding indebtedness thereunder exceeds $276 million, (ii) 3.00% if the aggregate outstanding indebtedness thereunder exceeds $326 million and (iii) 3.50% if the aggregate outstanding indebtedness thereunder exceeds $376 million.

Principal Payments

Under the Bank Agreement, the Company was not required to repay any outstanding principal amounts under its New Credit Facilities until May 15, 2013 and thereafter it is required to make quarterly principal payments in fixed amounts as specified in the Bank Agreement plus an additional quarterly variable amortization payment, all as described above under “—Bank Agreement—Principal Payments.”

Covenants, Events of Default and Other Terms

The New Credit Facilities contain substantially the same financial and operating covenants, events of default, dividend restrictions and other terms and conditions as applicable to the Company’s existing credit facilities as revised under the Bank Agreement described above.

Collateral and Guarantees

The collateral described above relating to the newbuildings financed by the respective credit facilities, will be (other than in respect of the CMA CGM Rabelais) subject to a limited participation by Hyundai Samho in any enforcement thereof until repayment of the related Hyundai Samho Vendor financing (described below) for such vessels. In addition lenders who participate in the new $83.9 million club credit facility described above received a lien on Hyundai Together and Hyundai Tenacity as additional security in respect of the existing credit facilities the Company has with such lenders. The lenders under the other New Credit Facilities also received a lien on the respective vessels securing such New Credit Facilities as additional collateral in respect of its existing credit facilities and interest rate swap arrangements with such lenders and Citibank and Eurobank also received a second lien on Hyundai Ambition as collateral in respect of its previously unsecured interest rate arrangements with them.

In addition, Aegean Baltic—HSH Nordbank—Piraeus Bank also received a second lien on the Deva (ex Maersk), the CSCL Europe and the CSCL Pusan as collateral in respect of all borrowings from Aegean Baltic—HSH Nordbank—Piraeus Bank and RBS also received a second lien on the Derby D, CSCL America and the CSCL Le Havre as collateral in respect of all borrrowings from RBS.

The Company’s obligations under the New Credit Facilities are guaranteed by its subsidiaries owning the vessels collateralizing the respective credit facilities. The Company’s Manager has also provided an undertaking to continue to provide the Company with management services and to subordinate its rights to the rights of its lenders, the security trustee and applicable hedge counterparties.

Sinosure-CEXIM-Citi-ABN Amro Credit Facility

On February 21, 2011, the Company entered into a bank agreement with Citibank, acting as agent, ABN Amro and the Export-Import Bank of China (“CEXIM”) for a senior secured credit facility (as amended and restated, as described below, the “Sinosure-CEXIM Credit Facility”) of up to $203.4 million, in three tranches each in an amount equal to the lesser of $67.8 million and 60.0% of the contract price for the newbuilding vessels, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson, securing such tranche for post-delivery financing of these vessels. The Company took delivery of the respective vessels in 2011. The China Export & Credit Insurance Corporation, or Sinosure, covers a number of political and commercial risks associated with each tranche of the credit facility.

Borrowings under the Sinosure-CEXIM Credit Facility bear interest at an annual interest rate of LIBOR plus a margin of 2.85% payable semi-annually in arrears. The Company is required to repay principal amounts drawn under each tranche of the Sinosure-CEXIM Credit Facility in consecutive semi-annual installments over a ten-year period commencing after the delivery of the respective newbuilding being financed by such amount through the final maturity date of the respective tranches and repay the respective tranche in full upon the loss of the respective newbuilding.

As of June 30, 2013, $172.9 million was outstanding under the credit facility and there were no undrawn funds available.

Covenants, Events of Default and Other Terms

The Sinosure-CEXIM credit facility was amended and restated, effective on June 30, 2013, to align its financial covenants with the Company’s Bank Agreement (except for the minimum ratio of the charter free market value of certain vessels, as described in the Bank Agreement, which is not applicable) described above and continues to require the Company to maintain a minimum ratio of the market value of the vessel collateralizing a tranche of the facility to debt outstanding under such tranche of 125%.

The Sinosure-CEXIM credit facility also contains customary events of default, including those relating to cross-defaults to other indebtedness, defaults under its swap agreements, non-compliance with security documents, material adverse changes to its business, a Change of Control as described above, a change in its Chief Executive Officer, its common stock ceasing to be listed on the NYSE (or Nasdaq or another recognized stock exchange), a change in, or breach of the management agreement by, the manager for the mortgaged vessels and cancellation or amendment of the time charters (unless replaced with a similar time charter with a charterer acceptable to the lenders) for the mortgaged vessels.

The Company will not be permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend is not, in breach of any covenant

Collateral

The Sinosure-CEXIM Credit Facility is secured by customary post-delivery shipping industry collateral with respect to the vessels, the CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson, securing the respective tranche.

Hyundai Samho Vendor Financing

The Company entered into an agreement with Hyundai Samho Heavy Industries (“Hyundai Samho”) for a financing facility of $190.0 million in respect of eight of its newbuilding containerships being built by Hyundai Samho, Hyundai Smart, Hyundai Speed, Hyundai Ambition, Hyundai Together, Hyundai Tenacity, Hanjin Greece, Hanjin Italy and Hanjin Germany, in the form of delayed payment of a portion of the final installment for each such newbuilding. As of June 30, 2013, outstanding balance of the respective credit facility was $150.4 million.

Borrowings under this facility bear interest at a fixed interest rate of 8%. The Company will be required to repay principal amounts under this financing facility in six consecutive semi-annual installments commencing one and a half years, in the case of three of the newbuilding vessels being financed, and in seven consecutive semi-annual installments commencing one year, in the case of the other five newbuilding vessels, after the delivery of the respective newbuilding being financed. This financing facility does not require the Company to comply with financial covenants, but contains customary events of default, including those relating to cross-defaults. This financing facility is secured by second priority collateral related to the newbuilding vessels being financed.

Exit Fees

The Company will be required to pay an Initial Exit Fee of $15.0 million. Furthermore, the Company will be required to pay an Additional Exit Fee of $10.0 million, if it does not repay at least $150.0 million in the aggregate with equity proceeds by December 31, 2013. Both Exit Fees, in the respective proportion to Existing Facilities and New Money Facilities, are payable the earlier of (a) December 31, 2018 and (b) the date on which the respective facilities are repaid in full. The Exit Fees will accrete in the condensed consolidated Statement of Income over the life of the respective facilities (with the effective interest method) and are reported under “Long-term debt, net of current portion” in the condensed consolidated Balance Sheet. The Company has recognized an amount of $6.2 million and $4.4 million as of June 30, 2013 and December 31, 2012, respectively.

Credit Facilities Summary Table

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$686.6

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2

The Kalamata, the Komodo, the Commodore (ex Hyundai Commodore), the Hyundai Duke (ex APL Duke), the Marathonas, the Messologi, the Mytilini, the Hope, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C and the Niledutch Zebra

Credit Agricole	$154.7	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$179.1	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$219.3	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$250.8	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$295.3	The ZIM Dalian, the Hanjin Santos, the YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$33.3	The Deva and the Derby D
KEXIM	$34.1	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$73.7	The CSCL Pusan and the CSCL Le Havre
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$117.2	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$98.2	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$34.6	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$77.2	The Hyundai Ambition
Sinosure-CEXIM	$172.9	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$150.4	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany

(1)                                          As of June 30, 2013.

(2)                                          Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)                                          Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.

As of June 30, 2013, there was no remaining borrowing availability under the Company’s credit facilities. The Company was in compliance with the covenants under its Bank Agreement and its other credit facilities as of June 30, 2013.

Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments
Financial Instruments

10                    Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable and derivatives.

Derivative Financial Instruments:  The Company only uses derivatives for economic hedging purposes. The following is a summary of the Company’s risk management strategies and the effect of these strategies on the Company’s condensed consolidated financial statements.

Interest Rate Risk:  Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates.

Concentration of Credit Risk:  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, trade accounts receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas. The Company’s maximum exposure to credit risk is mainly limited to the carrying value of its derivative instruments. The Company is not a party to master netting arrangements.

Fair Value:  The carrying amounts reflected in the accompanying condensed consolidated balance sheets of financial assets and liabilities excluding long-term bank loans approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of the swap agreements equals the amount that would be paid by the Company to cancel the swaps.

Interest Rate Swaps:  The off-balance sheet risk in outstanding swap agreements involves both the risk of a counter-party not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with parties that meet stringent qualifications and, given the high level of credit quality of its derivative counter-parties, the Company does not believe it is necessary to obtain collateral arrangements.

a.  Cash Flow Interest Rate Swap Hedges

The Company, according to its long-term strategic plan to maintain relative stability in its interest rate exposure, has decided to swap part of its interest expense from floating to fixed. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to pro-actively and efficiently manage its floating rate exposure.

These interest rate swaps are designed to economically hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month USD$ LIBOR. According to the Company’s Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company’s earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps were performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge was recognized initially in stockholders’ equity, and recognized to the Statement of Income in the periods when the hedged item affects profit or loss.

On July 1, 2012, the Company elected to prospectively de-designate cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company’s cash flow interest rate swap agreements are recorded in earnings under “Unrealized and Realized Losses on Derivatives” from the de-designation date forward. The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

The interest rate swap agreements converting floating interest rate exposure into fixed were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)		Floating Rate (Danaos receives)	Fair Value June 30, 2013	Fair Value December 31, 2012
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07	% p.a.	USD LIBOR 3M BBA	$(16,003)	$(20,759)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922	% p.a.	USD LIBOR 3M BBA	(6,716)	(11,253)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855	% p.a.	USD LIBOR 3M BBA	(1,925)	(4,172)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875	% p.a.	USD LIBOR 3M BBA	(1,934)	(4,190)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78	% p.a.	USD LIBOR 3M BBA	(1,894)	(4,103)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855	% p.a.	USD LIBOR 3M BBA	(25,866)	(34,952)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124	% p.a.	USD LIBOR 3M BBA	(16,919)	(21,792)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775	% p.a.	USD LIBOR 3M BBA	(17,186)	(22,116)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775	% p.a.	USD LIBOR 3M BBA	(11,284)	(15,882)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07	% p.a.	USD LIBOR 3M BBA	(10,839)	(13,424)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12	% p.a.	USD LIBOR 3M BBA	(10,920)	(13,523)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125	% p.a.	USD LIBOR 3M BBA	(21,054)	(25,725)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975	% p.a.	USD LIBOR 3M BBA	(15,437)	(21,241)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1	% p.a.	USD LIBOR 3M BBA	(26,749)	(33,273)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98	% p.a.	USD LIBOR 3M BBA	(10,658)	(13,243)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695	% p.a.	USD LIBOR 3M BBA	(21,234)	(26,357)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755	% p.a.	USD LIBOR 3M BBA	(16,542)	(21,043)
Fair value of swap liabilities								$(233,160)	$(307,048)

ABN Amro	06/6/2013	1/4/2016	12/31/2016	$325,000	1.4975	% p.a.	USD LIBOR 3M BBA	1,124	—
ABN Amro	06/4/2013	1/4/2016	12/31/2016	$250,000	1.4125	% p.a.	USD LIBOR 3M BBA	1,074	—
Fair value of swap assets								$2,198	$—

The Company recorded in the condensed consolidated statements of income unrealized gains of $76.0 million and $2.2 million in relation to fair value changes of interest rate swaps for the six months ended June 30, 2013 and 2012, respectively, and hedge ineffectiveness gains of $1.8 million for the six months ended June 30, 2012. Furthermore, unrealized losses of $58.8 million were reclassified from Accumulated Other Comprehensive Loss to earnings for the six months ended June 30, 2013 (following the hedge accounting discontinuance as of July 1, 2012). The total fair value change of the interest rate swaps for the six months ended June 30, 2013 and 2012, amounted to $76.1 million and $42.7 million, respectively.

The variable-rate interest on specific borrowings was associated with vessels under construction and was capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts in accumulated other comprehensive income/(loss) related to realized gains or losses on cash flow hedges that have been entered into and qualify for hedge accounting, in order to hedge the variability of that interest, were classified under other comprehensive income/(loss) and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. Deferred realized losses on cash flow hedges of nil and $7.0 million were recorded in other comprehensive loss for the six months ended June 30, 2013 and 2012, respectively. In addition, an amount of $2.0 million and $1.5 million was reclassified into earnings for the six months ended June 30, 2013 and 2012, respectively, representing its amortization over the depreciable life of the vessels. Following the delivery of all of our vessels under construction, deferral of realized losses on cash flow hedges was eliminated since June 30, 2012.

	Three months ended June 30, 2013	Three months ended June 30, 2012
	(in millions)
Total realized losses	$(36.6)	$(40.4)
Realized losses deferred in Other Comprehensive Loss	—	2.2
Realized losses expensed in condensed consolidated Statements of Income	(36.6)	(38.2)
Amortization of deferred realized losses	(1.0)	(0.8)
Unrealized gains	12.6	1.3
Unrealized and realized losses on cash flow interest rate swaps	$(25.0)	$(37.7)

	Six months ended June 30, 2013	Six months ended June 30, 2012
	(in millions)
Total realized losses	$(72.5)	$(80.4)
Realized losses deferred in Other Comprehensive Loss	—	7.0
Realized losses expensed in condensed consolidated Statements of Income	(72.5)	(73.4)
Amortization of deferred realized losses	(2.0)	(1.5)
Unrealized gains	17.2	4.0
Unrealized and realized losses on cash flow interest rate swaps	$(57.3)	$(70.9)

b.  Fair Value Interest Rate Swap Hedges

These interest rate swaps are designed to economically hedge the fair value of the fixed rate loan facilities against fluctuations in the market interest rates by converting the Company’s fixed rate loan facilities to floating rate debt. Pursuant to the adoption of the Company’s Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as of June 15, 2006, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company’s earnings. The Company considered its strategic use of interest rate swaps to be a prudent method of managing interest rate sensitivity, as it prevented earnings from being exposed to undue risk posed by changes in interest rates. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps was performed on a quarterly basis, on the financial statement and earnings reporting dates.

On July 1, 2012, the Company elected to prospectively de-designate fair value interest rate swaps for which it was applying hedge accounting treatment due to the compliance burden associated with this accounting policy. All changes in the fair value of the Company’s fair value interest rate swap agreements continue to be recorded in earnings under “Unrealized and Realized Losses on Derivatives” from the de-designation date forward.

The Company evaluated whether it is probable that the previously hedged forecasted interest payments will not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments continue to be probable of occurring. Therefore, the fair value of the hedged item associated with the previously designated fair value interest rate swaps will be frozen and recognized in earnings when the interest payments are recognized. If such interest payments were to be identified as being probable of not occurring, the fair value of hedged debt balance pertaining to these amounts would be reversed through earnings immediately.

The interest rate swap agreements converting fixed interest rate exposure into floating were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)		Floating Rate (Danaos pays)		Fair Value June 30, 2013	Fair Value December 31, 2012
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125	% p.a.	USD LIBOR 3M BBA + 0.835	% p.a.	$1,012	$1,390
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125	% p.a.	USD LIBOR 3M BBA + 0.855	% p.a.	1,114	1,518
Total fair value									$2,126	$2,908

The total fair value change of the interest rate swaps for the period from January 1, 2013 until June 30, 2013, amounted to $0.8 million loss, and is included in the condensed consolidated statement of income in “Unrealized and realized loss on derivatives”. The related asset of $2.1 million is shown under “Other non-current assets” in the condensed consolidated balance sheet. The Company reclassified from “Long-term debt, net of current portion”, where its fair value of hedged item was recorded, to its earnings unrealized gains of $0.3 million for the six months ended June 30, 2013 (following the hedge accounting discontinuance as of July 1, 2012).

	Three months ended June 30, 2013	Three months ended June 30, 2012
	(in millions)
Unrealized losses on swap asset	$(0.4)	$(0.2)
Unrealized gains on fair value of hedged debt	—	0.3
Amortization of fair value of hedged debt	0.1	0.2
Realized gains	0.4	0.4
Unrealized and realized gains on fair value interest rate swaps	$0.1	$0.7

	Six months ended June 30, 2013	Six months ended June 30, 2012
	(in millions)
Unrealized losses on swap asset	$(0.8)	$(0.4)
Unrealized gains on fair value of hedged debt	—	0.6
Amortization of fair value of hedged debt	0.3	0.3
Realized gains	0.7	0.9
Unrealized and realized gains on fair value interest rate swaps	$0.2	$1.4

c.  Fair Value of Financial Instruments

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level I:  Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2013.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

	Fair Value Measurements as of June 30, 2013
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$4,324	$—	$4,324	$—
Liabilities
Interest rate swap contracts	$233,160	$—	$233,160	$—

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,908	$—	$2,908	$—
Liabilities
Interest rate swap contracts	$307,048	$—	$307,048	$—

Interest rate swap contracts are measured at fair value on a recurring basis. Fair value is determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Such instruments are typically classified within Level 2 of the fair value hierarchy. The fair values of the interest rate swap contracts have been calculated by discounting the projected future cash flows of both the fixed rate and variable rate interest payments. Projected interest payments are calculated using the appropriate prevailing market forward rates and are discounted using the zero-coupon curve derived from the swap yield curve. Refer to Note 10(a)-(b) above for further information on the Company’s interest rate swap contracts.

The Company is exposed to credit-related losses in the event of nonperformance of its counterparties in relation to these financial instruments. As of June 30, 2013, these financial instruments are in the counterparties’ favor. The Company has considered its risk of non-performance and of its counterparties in accordance with the relevant guidance of fair value accounting. The Company performs evaluations of its counterparties for credit risk through ongoing monitoring of their financial health and risk profiles to identify risk or changes in their credit ratings.

The estimated fair values of the Company’s financial instruments are as follows:

	As of June 30, 2013		As of December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$75,034	$75,034	$55,628	$55,628
Restricted cash	$18,841	$18,841	$3,251	$3,251
Accounts receivable, net	$10,669	$10,669	$3,741	$3,741
Due from related parties	$8,052	$8,052	$12,664	$12,664
Notes receivable from ZIM	$34,821	$34,503	$33,899	$34,071
Accounts payable	$12,573	$12,573	$13,982	$13,982
Accrued liabilities	$33,134	$33,134	$32,894	$32,894
Long-term debt, including current portion	$3,177,168	$3,178,764	$3,222,548	$3,223,337
Vendor financing, including current portion	$150,448	$149,651	$179,142	$179,500

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of June 30, 2013
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $ )
Notes receivable from ZIM(1)	$34,503	$—	$34,503	$—
Long-term debt, including current portion(2)	$3,178,764	$—	$$3,178,764	$—
Vendor financing, including current portion(3)	$149,651	$—	$149,651	$—
Accrued liabilities(4)	$33,134	$—	$33,134	$—

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$34,071	$—	$34,071	$—
Long-term debt, including current portion(2)	$3,223,337	$—	$3,223,337	$—
Vendor financing, including current portion(3)	$179,500	$—	$179,500	$—
Accrued liabilities(4)	$32,894	$—	$32,894	$—

(1)              The fair value is estimated based on currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)              The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)              The fair value of the Company’s Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(4)              The fair value of the Company’s accrued liabilities, which mainly consists of accrued interest on our credit facilities and accrued realized losses on our cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account our creditworthiness.

Contingencies	6 Months Ended
Jun. 30, 2013
Contingencies
Contingencies

11               Contingencies

On November 22, 2010, a purported Company shareholder filed a derivative complaint in the High Court of the Republic of the Marshall Islands. The derivative complaint names as defendants seven of the eight members of the Company’s board of directors at the time the complaint was filed. The derivative complaint challenges the amendments in 2009 and 2010 to the Company’s management agreement with Danaos Shipping and certain aspects of the sale of common stock in August 2010. The complaint includes counts for breach of fiduciary duty and unjust enrichment. On February 11, 2011, the Company filed a motion to dismiss the Complaint. After briefing was completed, the Court heard oral argument on October 26, 2011. On December 21, 2011, the Court granted the Company’s motion to dismiss but gave the plaintiff leave to file an amended complaint. Plaintiff filed the amended complaint on January 30, 2012. The amended complaint names the same parties and bases its claims on the same transactions. The Company has moved to dismiss the amended complaint and completed briefing on that motion on July 16, 2012. A hearing on the Company’s motion to dismiss was held on April 24, 2013. On July 3, 2013, the Court granted the Company’s motion to dismiss the amended complaint with prejudice. The Plaintiff has until August 2, 2013 to file an appeal with the Supreme Court of the Marshall Islands.

Other than as described above, there are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business.

Stockholders' Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity
Stockholders' Equity

12                    Stockholders’ Equity

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of Manager’s employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods. During the six months ended June 30, 2013, the Company had not granted any shares under the plan and it issued 35,710 new shares of common stock, which were distributed to the employees of the Manager in full settlement of prior grants.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. During 2012, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation only for the first quarter of 2012. During the six months ended June 30, 2013, none of the directors elected to receive their compensation in Company shares. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. During the six months ended June 30, 2013 the Company issued 13,613 new shares of common stock, which were distributed to directors of the Company in full settlement of shares credited as of December 31, 2012.

Earnings per Share	6 Months Ended
Jun. 30, 2013
Earnings per Share
Earnings per Share

13                    Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$19,539	$8,966

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,611

	Six months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$32,971	$18,308

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,608

The Warrants issued and outstanding as of June 30, 2013 and 2012, were excluded from the diluted Earnings per Share, because they were antidilutive.

Sale of Vessels	6 Months Ended
Jun. 30, 2013
Sale of Vessels
Sale of Vessels

14                    Sale of Vessels

On February 13, 2013, the Company sold and delivered the Independence. The gross sale consideration was $7.0 million. The Company realized a net gain on this sale of $518 thousand and net sale proceeds of $6.0 million. The Independence was 26 years old.

On February 28, 2013, the Company sold and delivered the Henry. The gross sale consideration was $6.1 million. The Company realized a net gain on this sale of $138 thousand and net sale proceeds of $5.37 million. The Henry was 27 years old.

On March 25, 2013, the Company sold and delivered the Pride. The gross sale consideration was $6.5 million. The Company realized a net loss on this sale of $671 thousand and net sale proceeds of $5.48 million. The Pride was 25 years old.

On May 14, 2013, the Company sold and delivered the Honour. The gross sale consideration was $9.1 million. The Company realized a net gain on this sale of $112 thousand and net sale proceeds of $8.0 million. The Honour was 24 years old.

On June 13, 2013, the Company sold and delivered the Elbe. The gross sale consideration was $5.6 million. The Company realized a net gain on this sale of $59 thousand and net sale proceeds of $5.02 million. The Elbe was 22 years old.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events
Subsequent Events

15                    Subsequent Events

As of July 11, 2013, the Company signed an amended and restated agreement (effective as of June 30, 2013) with Citibank, ABN Amro, CEXIM and Sinosure, in relation to its $203.4 million credit facility, which aligns its financial covenants, as applicable, with the Company’s Bank Agreement and continues to require the Company to maintain a minimum ratio of the market value of the vessel collateralizing a tranche of the facility to debt outstanding under such tranche of 125% (as described in Note 9, Long-term Debt, to our condensed consolidated financial statements (unaudited) included elsewhere herein).

Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Comprehensive Income

In February 2013, the FASB issued new guidance for reporting of amounts reclassified out of accumulated other comprehensive income. The amendment requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. The amended guidance was effective for the Company for reporting periods beginning after December 15, 2012. The adoption of the new guidance did not have an effect on the Company’s condensed consolidated financial statements.

Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information
Schedule of the vessel owning companies (the Danaos Subsidiaries)

As of June 30, 2013, Danaos included the vessel owning companies (the “Danaos Subsidiaries”) listed below. All vessels are container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Seacaravel Shipping Ltd.	June 11, 1996	Hope	1989	3,908
Appleton Navigation S.A.	May 12, 1998	Komodo	1991	2,917
Geoffrey Shipholding Ltd.	September 22, 1997	Kalamata	1991	2,917
Victory Shipholding Inc.	October 9, 2002	Lotus	1988	3,098
Duke Marine Inc.	April 14, 2003	Hyundai Duke	1992	4,651
Commodore Marine Inc.	April 14, 2003	Commodore	1992	4,651
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Oceanew Shipping Ltd.	January 14, 2002	CSCL Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Federal Marine Inc.	February 14, 2006	Hyundai Federal	1994	4,651
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Boxcarrier (No. 6) Corp.	June 27, 2006	Marathonas	1991	4,814
Boxcarrier (No. 7) Corp.	June 27, 2006	Messologi	1991	4,814
Boxcarrier (No. 8) Corp.	November 16, 2006	Mytilini	1991	4,814
Auckland Marine Inc.	January 27, 2005	SNL Colombo	2004	4,300
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Speedcarrier (No. 1) Corp.	June 28, 2007	Hyundai Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Hyundai Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Hyundai Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Trindade Maritime Company	April 10, 2013	Amalia C	1998	2,452
Vilos Navigation Company Ltd.	May 30, 2013	Niledutch Zebra	2001	2,602
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(1)	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(1)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(1)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(1)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(1)	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
CellContainer (No. 1) Corp.	March 23, 2007	Hanjin Buenos Aires	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Hanjin Santos	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Hanjin Versailles	2010	3,400
CellContainer (No. 4) Corp.	March 23, 2007	Hanjin Algeciras	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Hanjin Constantza	2011	3,400
CellContainer (No. 6) Corp.	October 31, 2007	Hanjin Germany	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Hanjin Italy	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Hanjin Greece	2011	10,100
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Together	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Tenacity	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hyundai Smart	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hyundai Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hyundai Ambition	2012	13,100

(1)   Vessel subject to charterer’s option to purchase vessel after first eight years of time charter term for $78.0 million.

Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2013
Restricted Cash
Schedule of restricted cash	Restricted cash is comprised of the following (in thousands):
	As of June 30, 2013	As of December 31, 2012
Retention account	$2,815	$2,821
Restricted deposits	16,026	430
Total	$18,841	$3,251

Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2013
Fixed assets, net
Schedule of vessels' cost, accumulated depreciation and changes thereto

Fixed assets consist of vessels. Vessels’ cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2012	$3,703,781	$(461,830)	$3,241,951
Additions	1,022,560	(143,938)	878,622
Disposal	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)
As of December 31, 2012	$4,576,105	$(589,967)	$3,986,138
Additions	17,757	(68,147)	(50,390)
Disposal	(92,123)	62,806	(29,317)
As of June 30, 2013	$4,501,739	$(595,308)	$3,906,431

Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and other Costs	Total Deferred Charges
As of January 1, 2012	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)
As of December 31, 2012	$9,669	$79,152	$88,821
Additions	422	43	465
Written off amounts	(402)	—	(402)
Amortization	(3,179)	(7,754)	(10,933)
As of June 30, 2013	$6,510	$71,441	$77,951

Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$4,324	$2,908
Notes receivable from ZIM	34,821	33,899
Other non-current assets	1,031	1,176
Total	$40,176	$37,983

Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Accrued payroll	$1,241	$969
Accrued interest	12,421	12,473
Accrued expenses	19,472	19,452
Total	$33,134	$32,894

Other Current and Long-term Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Other Current and Long-term Liabilities
Schedule of other current liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$120,881	$130,100
Other current liabilities	365	365
Total	$121,246	$130,465

Schedule of other long-term liabilities

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$112,279	$176,948
Other long-term liabilities	12,145	10,315
Total	$124,424	$187,263

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt
Schedule of long-term debt

Long-term debt consisted of the following (in thousands):

Lender	As of June 30, 2013	Current portion	Long-term portion	As of December 31, 2012	Current portion	Long-term portion
The Royal Bank of Scotland	$686,597	$4,934	$681,663	$686,800	$3,771	$683,029
HSH Nordbank	33,280	4,774	28,506	35,000	6,123	28,877
The Export-Import Bank of Korea (“KEXIM”)	34,126	10,369	23,757	39,311	10,369	28,942
The Export-Import Bank of Korea & ABN Amro	73,734	11,250	62,484	79,359	11,250	68,109
Deutsche Bank	179,064	2,119	176,945	180,000	2,406	177,594
Credit Agricole	154,664	7,122	147,542	156,800	6,279	150,521
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	4,092	654,068	658,160	—	658,160
Credit Suisse	219,347	7,779	211,568	221,100	6,076	215,024
ABN Amro-Lloyds TSB-National Bank of Greece	250,806	8,245	242,561	253,200	6,966	246,234
Commerzbank-Credit Suisse- Credit Agricole	295,285	14,097	281,188	298,500	11,401	287,099
The Royal Bank of Scotland (New Credit Facility)	98,160	8,246	89,914	100,000	6,069	93,931
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	117,250	20,417	96,833	123,750	17,727	106,023
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	34,588	5,281	29,307	37,100	5,438	31,662
Sinosure CEXIM-Citi-ABN Amro Credit Facility	172,890	20,340	152,550	183,060	20,340	162,720
Club Facility (New Credit Facility)	83,900	12,013	71,887	83,900	6,180	77,720
Citi—Eurobank Credit Facility	77,212	4,863	72,349	80,000	4,681	75,319
Comprehensive Financing Plan exit fee accrued	6,236	—	6,236	4,354	—	4,354
Fair value hedged debt	1,869	—	1,869	2,154	—	2,154
Total long-term debt	$3,177,168	$145,941	$3,031,227	$3,222,548	$125,076	$3,097,472
Hyundai Samho Vendor Financing	$150,448	$57,388	$93,060	$179,142	$57,388	$121,754

Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2013, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2014	$129,273	$16,668	$—	$145,941
June 30, 2015	142,862	15,835	—	158,697
June 30, 2016	168,810	81,895	—	250,705
June 30, 2017	192,367	186,607	—	378,974
June 30, 2018	169,336	175,275	—	344,611
June 30, 2019 and thereafter	244,376	34,900	1,610,859	1,890,135
Total long-term debt	$1,047,024	$511,180	$1,610,859	$3,169,063

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the restructuring agreement, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867
Total						786,956,945

*                      The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of Hyundai Samho vendor financing for the next periods subsequent to June 30, 2013, are as follows (in thousands):

Payment due by period ended
June 30, 2014	$57,388
June 30, 2015	57,388
June 30, 2016	35,672
Total vendor financing	$150,448

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$686.6

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2

The Kalamata, the Komodo, the Commodore (ex Hyundai Commodore), the Hyundai Duke (ex APL Duke), the Marathonas, the Messologi, the Mytilini, the Hope, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C and the Niledutch Zebra

Credit Agricole	$154.7	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$179.1	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$219.3	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$250.8	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$295.3	The ZIM Dalian, the Hanjin Santos, the YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$33.3	The Deva and the Derby D
KEXIM	$34.1	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$73.7	The CSCL Pusan and the CSCL Le Havre
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$117.2	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$98.2	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$34.6	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$77.2	The Hyundai Ambition
Sinosure-CEXIM	$172.9	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$150.4	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany

(1)                                          As of June 30, 2013.

(2)                                          Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)                                          Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy

	Fair Value Measurements as of June 30, 2013
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$4,324	$—	$4,324	$—
Liabilities
Interest rate swap contracts	$233,160	$—	$233,160	$—

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,908	$—	$2,908	$—
Liabilities
Interest rate swap contracts	$307,048	$—	$307,048	$—

Schedule of estimated fair values of the financial instruments

	As of June 30, 2013		As of December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$75,034	$75,034	$55,628	$55,628
Restricted cash	$18,841	$18,841	$3,251	$3,251
Accounts receivable, net	$10,669	$10,669	$3,741	$3,741
Due from related parties	$8,052	$8,052	$12,664	$12,664
Notes receivable from ZIM	$34,821	$34,503	$33,899	$34,071
Accounts payable	$12,573	$12,573	$13,982	$13,982
Accrued liabilities	$33,134	$33,134	$32,894	$32,894
Long-term debt, including current portion	$3,177,168	$3,178,764	$3,222,548	$3,223,337
Vendor financing, including current portion	$150,448	$149,651	$179,142	$179,500

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

	Fair Value Measurements as of June 30, 2013
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $ )
Notes receivable from ZIM(1)	$34,503	$—	$34,503	$—
Long-term debt, including current portion(2)	$3,178,764	$—	$$3,178,764	$—
Vendor financing, including current portion(3)	$149,651	$—	$149,651	$—
Accrued liabilities(4)	$33,134	$—	$33,134	$—

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$34,071	$—	$34,071	$—
Long-term debt, including current portion(2)	$3,223,337	$—	$3,223,337	$—
Vendor financing, including current portion(3)	$179,500	$—	$179,500	$—
Accrued liabilities(4)	$32,894	$—	$32,894	$—

(1)              The fair value is estimated based on currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)              The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)              The fair value of the Company’s Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(4)              The fair value of the Company’s accrued liabilities, which mainly consists of accrued interest on our credit facilities and accrued realized losses on our cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account our creditworthiness.

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting floating interest rate exposure into fixed were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)		Floating Rate (Danaos receives)	Fair Value June 30, 2013	Fair Value December 31, 2012
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07	% p.a.	USD LIBOR 3M BBA	$(16,003)	$(20,759)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922	% p.a.	USD LIBOR 3M BBA	(6,716)	(11,253)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855	% p.a.	USD LIBOR 3M BBA	(1,925)	(4,172)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875	% p.a.	USD LIBOR 3M BBA	(1,934)	(4,190)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78	% p.a.	USD LIBOR 3M BBA	(1,894)	(4,103)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855	% p.a.	USD LIBOR 3M BBA	(25,866)	(34,952)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124	% p.a.	USD LIBOR 3M BBA	(16,919)	(21,792)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775	% p.a.	USD LIBOR 3M BBA	(17,186)	(22,116)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775	% p.a.	USD LIBOR 3M BBA	(11,284)	(15,882)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07	% p.a.	USD LIBOR 3M BBA	(10,839)	(13,424)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12	% p.a.	USD LIBOR 3M BBA	(10,920)	(13,523)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125	% p.a.	USD LIBOR 3M BBA	(21,054)	(25,725)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975	% p.a.	USD LIBOR 3M BBA	(15,437)	(21,241)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1	% p.a.	USD LIBOR 3M BBA	(26,749)	(33,273)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98	% p.a.	USD LIBOR 3M BBA	(10,658)	(13,243)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695	% p.a.	USD LIBOR 3M BBA	(21,234)	(26,357)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755	% p.a.	USD LIBOR 3M BBA	(16,542)	(21,043)
Fair value of swap liabilities								$(233,160)	$(307,048)

ABN Amro	06/6/2013	1/4/2016	12/31/2016	$325,000	1.4975	% p.a.	USD LIBOR 3M BBA	1,124	—
ABN Amro	06/4/2013	1/4/2016	12/31/2016	$250,000	1.4125	% p.a.	USD LIBOR 3M BBA	1,074	—
Fair value of swap assets								$2,198	$—

Schedule of unrealized and realized losses on interest rate swaps

	Three months ended June 30, 2013	Three months ended June 30, 2012
	(in millions)
Total realized losses	$(36.6)	$(40.4)
Realized losses deferred in Other Comprehensive Loss	—	2.2
Realized losses expensed in condensed consolidated Statements of Income	(36.6)	(38.2)
Amortization of deferred realized losses	(1.0)	(0.8)
Unrealized gains	12.6	1.3
Unrealized and realized losses on cash flow interest rate swaps	$(25.0)	$(37.7)

	Six months ended June 30, 2013	Six months ended June 30, 2012
	(in millions)
Total realized losses	$(72.5)	$(80.4)
Realized losses deferred in Other Comprehensive Loss	—	7.0
Realized losses expensed in condensed consolidated Statements of Income	(72.5)	(73.4)
Amortization of deferred realized losses	(2.0)	(1.5)
Unrealized gains	17.2	4.0
Unrealized and realized losses on cash flow interest rate swaps	$(57.3)	$(70.9)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting fixed interest rate exposure into floating were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)		Floating Rate (Danaos pays)		Fair Value June 30, 2013	Fair Value December 31, 2012
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125	% p.a.	USD LIBOR 3M BBA + 0.835	% p.a.	$1,012	$1,390
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125	% p.a.	USD LIBOR 3M BBA + 0.855	% p.a.	1,114	1,518
Total fair value									$2,126	$2,908

Schedule of unrealized and realized losses on interest rate swaps

	Three months ended June 30, 2013	Three months ended June 30, 2012
	(in millions)
Unrealized losses on swap asset	$(0.4)	$(0.2)
Unrealized gains on fair value of hedged debt	—	0.3
Amortization of fair value of hedged debt	0.1	0.2
Realized gains	0.4	0.4
Unrealized and realized gains on fair value interest rate swaps	$0.1	$0.7

	Six months ended June 30, 2013	Six months ended June 30, 2012
	(in millions)
Unrealized losses on swap asset	$(0.8)	$(0.4)
Unrealized gains on fair value of hedged debt	—	0.6
Amortization of fair value of hedged debt	0.3	0.3
Realized gains	0.7	0.9
Unrealized and realized gains on fair value interest rate swaps	$0.2	$1.4

Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$19,539	$8,966

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,611

	Six months ended
	June 30, 2013	June 30, 2012
	(in thousands)
Numerator:
Net income	$32,971	$18,308

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,608

Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Hope item	Jun. 30, 2013 Komodo item	Jun. 30, 2013 Kalamata item	Jun. 30, 2013 Lotus item	Jun. 30, 2013 Hyundai Duke item	Jun. 30, 2013 Commodore item	Jun. 30, 2013 Deva item	Jun. 30, 2013 Derby D item	Jun. 30, 2013 CSCL Europe item	Jun. 30, 2013 CSCL America item	Jun. 30, 2013 Hyundai Federal item	Jun. 30, 2013 CSCL Pusan item	Jun. 30, 2013 CSCL Le Havre item	Jun. 30, 2013 Marathonas item	Jun. 30, 2013 Messologi item	Jun. 30, 2013 Mytilini item	Jun. 30, 2013 SNL Colombo item	Jun. 30, 2013 YM Seattle item	Jun. 30, 2013 Hyundai Vladivostok item	Jun. 30, 2013 Hyundai Advance item	Jun. 30, 2013 Hyundai Stride item	Jun. 30, 2013 Hyundai Future item	Jun. 30, 2013 Hyundai Sprinter item	Jun. 30, 2013 YM Singapore item	Jun. 30, 2013 YM Vancouver item	Jun. 30, 2013 Hyundai Highway item	Jun. 30, 2013 Hyundai Progress item	Jun. 30, 2013 Hyundai Bridge item	Jun. 30, 2013 Amalia C item	May 14, 2013 Amalia C item	Jun. 30, 2013 Niledutch Zebra item	Jun. 25, 2013 Niledutch Zebra item	Jun. 30, 2013 Zim Rio Grande item	Jun. 30, 2013 Zim Sao Paolo item	Jun. 30, 2013 Zim Kingston item	Jun. 30, 2013 Zim Monaco item	Jun. 30, 2013 Zim Dalian item	Jun. 30, 2013 Zim Luanda item	Jun. 30, 2013 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Jun. 30, 2013 CMA CGM Moliere item	Jun. 30, 2013 CMA CGM Musset item	Jun. 30, 2013 CMA CGM Nerval item	Jun. 30, 2013 CMA CGM Rabelais item	Jun. 30, 2013 CMA CGM Racine item	Jun. 30, 2013 YM Mandate item	Jun. 30, 2013 YM Maturity item	Jun. 30, 2013 Hanjin Buenos Aires item	Jun. 30, 2013 Hanjin Santos item	Jun. 30, 2013 Hanjin Versailles item	Jun. 30, 2013 Hanjin Algeciras item	Jun. 30, 2013 Hanjin Constantza item	Jun. 30, 2013 Hanjin Germany item	Jun. 30, 2013 Hanjin Italy item	Jun. 30, 2013 Hanjin Greece item	Jun. 30, 2013 CMA CGM Attila item	Jun. 30, 2013 CMA CGM Tancredi item	Jun. 30, 2013 CMA CGM Bianca item	Jun. 30, 2013 CMA CGM Samson item	Jun. 30, 2013 CMA CGM Melisande item	Jun. 30, 2013 Hyundai Together item	Jun. 30, 2013 Hyundai Tenacity item	Jun. 30, 2013 Hyundai Smart item	Jun. 30, 2013 Hyundai Speed item	Jun. 30, 2013 Hyundai Ambition item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU			3,908	2,917	2,917	3,098	4,651	4,651	4,253	4,253	8,468	8,468	4,651	9,580	9,580	4,814	4,814	4,814	4,300	4,253	2,200	2,200	2,200	2,200	2,200	4,300	4,253	2,200	2,200	2,200	2,452	2,452	2,602	2,602	4,253	4,253	4,253	4,253	4,253	4,253		6,500	6,500	6,500	6,500	6,500	6,500	6,500	3,400	3,400	3,400	3,400	3,400	10,100	10,100	10,100	8,530	8,530	8,530	8,530	8,530	13,100	13,100	13,100	13,100	13,100
Period of charter term after which option to purchase vessel is available to charterer																																									8 years
Consideration for which vessel can be purchased by charterer																																									$ 78

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Outstanding swaps	Dec. 31, 2012 Outstanding swaps	May 14, 2013 Amalia C item	Jun. 30, 2013 Amalia C item	Jun. 25, 2013 Niledutch Zebra item	Jun. 30, 2013 Niledutch Zebra item	Jun. 30, 2013 Maximum HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank item	Jun. 30, 2013 Retention account	Dec. 31, 2012 Retention account	Jun. 30, 2013 Restricted deposits	Dec. 31, 2012 Restricted deposits
Restricted cash
Total restricted cash	$ 18,841	$ 3,251								$ 2,815	$ 2,821	$ 16,026	$ 430
Number of vessels that the company can sell under the option provided by the agreement									9
TEU					2,452	2,452	2,602	2,602
Property, plant and equipment acquired					6,600	6,600	10,100	10,100
Non-current restricted cash	$ 16,026	$ 430	$ 400	$ 400				$ 15,600

Fixed assets, net (Details) (USD $)	3 Months Ended	6 Months Ended			12 Months Ended	0 Months Ended					6 Months Ended	0 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Vessel	Dec. 31, 2012 Vessel	Feb. 13, 2013 Independence	Feb. 28, 2013 Henry	Mar. 25, 2013 Pride	May 14, 2013 Honour	May 14, 2013 Amalia C item	Jun. 30, 2013 Amalia C item	Jun. 13, 2013 Elbe	Jun. 25, 2013 Niledutch Zebra item	Jun. 30, 2013 Niledutch Zebra item	Jun. 30, 2013 Hanjin Algeciras item	Jun. 30, 2013 Hanjin Germany item	Jun. 30, 2013 Hanjin Italy item	Jun. 30, 2013 Hanjin Constantza item	Jun. 30, 2013 Hanjin Greece item	Jun. 30, 2013 CMA CGM Attila item	Jun. 30, 2013 CMA CGM Tancredi item	Jun. 30, 2013 CMA CGM Bianca item	Jun. 30, 2013 CMA CGM Samson item	Jun. 30, 2013 Hyundai Together item	Jun. 30, 2013 CMA CGM Melisande item	Jun. 30, 2013 Hyundai Tenacity item	Jun. 30, 2013 Hyundai Speed item	Jun. 30, 2013 Hyundai Ambition item	Jun. 30, 2013 Hyundai Smart item
Vessel Cost
Balance at the beginning of the period				$ 4,576,105,000	$ 3,703,781,000
Additions				17,757,000	1,022,560,000					6,600,000	6,600,000		10,100,000	10,100,000
Disposal				(92,123,000)	(20,606,000)
Impairment loss	0	0			(129,630,000)
Balance at the end of the period				4,501,739,000	4,576,105,000
Accumulated Depreciation
Balance at the beginning of the period				(589,967,000)	(461,830,000)
Additions				(68,147,000)	(143,938,000)
Disposal				62,806,000	15,801,000
Balance at the end of the period				(595,308,000)	(589,967,000)
Net Book Value
Balance at the beginning of the period		3,986,138,000		3,986,138,000	3,241,951,000
Additions				(50,390,000)	878,622,000
Disposal				(29,317,000)	(4,805,000)
Impairment loss	0	0			(129,630,000)
Balance at the end of the period	3,906,431,000	3,906,431,000		3,906,431,000	3,986,138,000
Other disclosures
Gross sale consideration		29,875,000	5,635,000			7,000,000	6,100,000	6,500,000	9,100,000			5,600,000
Life of disposed asset						26 years	27 years	25 years	24 years			22 years
TEU										2,452	2,452		2,602	2,602	3,400	10,100	10,100	3,400	10,100	8,530	8,530	8,530	8,530	13,100	8,530	13,100	13,100	13,100	13,100
Number of vessels on which impairment loss is recorded					13
Residual value of the fleet				$ 415,100,000	$ 431,900,000
Average life of scrap considered to calculate residual value of vessel, one				10 years
Average life of scrap considered to calculate residual value of vessel, two				5 years
Scrap value per ton (in dollars per ton)				300

Deferred Charges, net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Changes in deferred charges, net
Balance at the beginning of the period	$ 88,821	$ 99,711
Additions	465	9,494
Amortization	(10,933)	(20,384)
Written off amounts	(402)
Balance at the end of the period	77,951	88,821
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	9,669	6,431
Additions	422	9,308
Amortization	(3,179)	(6,070)
Written off amounts	(402)
Balance at the end of the period	6,510	9,669
Period of amortization for deferred costs	2 years 6 months
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period	79,152	93,280
Additions	43	186
Amortization	(7,754)	(14,314)
Balance at the end of the period	$ 71,441	$ 79,152

Other Non-current Assets (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2009 item	Jun. 30, 2013	Dec. 31, 2012
Other Non-current Assets
Fair value of swaps		$ 4,324,000	$ 2,908,000
Other non-current assets		1,031,000	1,176,000
Total		40,176,000	37,983,000
Accounts Receivable, Net, Current		10,669,000	3,741,000
ZIM
Other Non-current Assets
Notes receivable		34,821,000	33,899,000
Number of charterers whose charterparties were revised	1
Number of vessels whose charterparties were revised	6
Reduction in cash settlement (as a percent)		17.50%	17.50%
Accrued interest rate on CENs (as a percent)		6.00%
Accounts Receivable, Net, Current		4,400,000
Aggregate Outstanding Receivable of ZIM		$ 39,200,000

Accrued Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accrued Liabilities
Accrued payroll	$ 1,241,000	$ 969,000
Accrued interest	12,421,000	12,473,000
Accrued expenses	19,472,000	19,452,000
Total	33,134,000	32,894,000
Accrued realized losses on cash flow interest rate swaps	15,000,000	15,200,000
Other accruals	$ 4,500,000	$ 4,300,000

Other Current and Long-term Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Other current liabilities
Fair value of swaps	$ 120,881,000	$ 130,100,000
Other current liabilities	365,000	365,000
Total	121,246,000	130,465,000
Other long-term liabilities
Fair value of swaps	112,279,000	176,948,000
Other long-term liabilities	12,145,000	10,315,000
Total	124,424,000	187,263,000
Deferred fee accrued pursuant to the Bank Agreement	$ 4,900,000	$ 4,800,000

Long-Term Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Fixed principal repayments	Jun. 30, 2013 variable principal payments	Jun. 30, 2013 Final payment due on December 31, 2018	Jun. 30, 2013 Bank agreement	Aug. 31, 2010 Previously Existing Credit Facilities	Jun. 30, 2013 New Credit Facility	Jun. 30, 2013 New Credit Facility Bank agreement	Jun. 30, 2013 Hyundai Samho vendor financing	Dec. 31, 2012 Hyundai Samho vendor financing	Jun. 30, 2013 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2013 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2012 The Royal Bank of Scotland New Credit Facility	Jun. 30, 2013 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2013 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Jun. 30, 2013 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Jun. 30, 2013 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2012 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2013 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Jun. 30, 2013 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2012 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2013 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2013 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Jun. 30, 2013 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2013 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Jun. 30, 2013 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Jun. 30, 2013 Club Facility New Credit Facility	Dec. 31, 2012 Club Facility New Credit Facility	Jun. 30, 2013 Citi-Eurobank New Credit Facility	Dec. 31, 2012 Citi-Eurobank New Credit Facility	Jan. 24, 2011 Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Long-Term Debt
Long-term debt									$ 786,956,945			$ 686,597,000	$ 686,800,000	$ 98,160,000	$ 100,000,000	$ 33,280,000	$ 35,000,000	$ 34,126,000	$ 39,311,000	$ 73,734,000	$ 79,359,000	$ 179,064,000	$ 180,000,000	$ 154,664,000	$ 156,800,000	$ 658,160,000	$ 658,160,000	$ 117,250,000	$ 123,750,000	$ 219,347,000	$ 221,100,000	$ 250,806,000	$ 253,200,000	$ 34,588,000	$ 37,100,000	$ 295,285,000	$ 298,500,000		$ 172,890,000	$ 183,060,000	$ 83,900,000	$ 83,900,000	$ 77,212,000	$ 80,000,000
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	3,177,168,000	3,222,548,000
Current portion	145,941,000	125,076,000										4,934,000	3,771,000	8,246,000	6,069,000	4,774,000	6,123,000	10,369,000	10,369,000	11,250,000	11,250,000	2,119,000	2,406,000	7,122,000	6,279,000	4,092,000		20,417,000	17,727,000	7,779,000	6,076,000	8,245,000	6,966,000	5,281,000	5,438,000	14,097,000	11,401,000		20,340,000	20,340,000	12,013,000	6,180,000	4,863,000	4,681,000
Long-term portion	3,031,227,000	3,097,472,000										681,663,000	683,029,000	89,914,000	93,931,000	28,506,000	28,877,000	23,757,000	28,942,000	62,484,000	68,109,000	176,945,000	177,594,000	147,542,000	150,521,000	654,068,000	658,160,000	96,833,000	106,023,000	211,568,000	215,024,000	242,561,000	246,234,000	29,307,000	31,662,000	281,188,000	287,099,000		152,550,000	162,720,000	71,887,000	77,720,000	72,349,000	75,319,000
Comprehensive Financing Plan exit fee accrued	6,236,000	4,354,000
Fair value hedged debt	1,869,000	2,154,000
Hyundai Samho Vendor Financing
Balance at the end of the period										150,448,000	179,142,000
Current portion	57,388,000	57,388,000								57,388,000	57,388,000
Long-term portion	93,060,000	121,754,000								93,060,000	121,754,000
Payment due by period ended
June 30, 2014	145,941,000		129,273,000	16,668,000						57,388,000
June 30, 2015	158,697,000		142,862,000	15,835,000						57,388,000
June 30, 2016	250,705,000		168,810,000	81,895,000						35,672,000
June 30, 2017	378,974,000		192,367,000	186,607,000
June 30, 2018	344,611,000		169,336,000	175,275,000
June 30, 2019 and thereafter	1,890,135,000		244,376,000	34,900,000	1,610,859,000
Total long-term debt	3,169,063,000		1,047,024,000	511,180,000	1,610,859,000					150,448,000
Increase in interest rate margin (as a percent)																				0.005
New debt financing subject to bank agreement																																													425,000,000
Variable rate basis								LIBOR																														LIBOR
Interest rate added to variable rate basis (as a percent)						1.85%		1.85%																														2.85%
Amendment fee as a percentage of outstanding commitments							0.50%
Amendment fee accrued under other long-term liabilities						$ 5,000,000

Long-Term Debt (Details 2) (USD $)	6 Months Ended
Jun. 30, 2013
Quarterly principal payments in fixed amounts
Period of early payment of fixed principal installments of which option is available	3 months
Accumulated unrestricted cash and cash equivalents used in determining amount of additional variable payment	$ 50,000,000
Percentage of consolidated debt used in determining amount of additional variable payment	2.00%
Percentage of relevant budget upto which operating expenses and allocated general and administrative expenses per vessel cannot exceed	20.00%
Percentage of the first specified value of net equity proceeds equal to which additional prepayments are required	50.00%
Net equity proceeds used for determining additional prepayments	300,000,000
Net equity proceeds kept as condition to the Bank Agreement occurred in August 2010	200,000,000
Percentage of additional net equity proceeds equal to which additional prepayments are required to be made	25.00%
Minimum period considered for determining use of retained equity proceeds for prepayment	12 months
Voting interest owned in outstanding capital stock by Dr. Coustas and his family members, qualified for change of control (as a Percent)	0.33
Voting interest owned by any person or group in outstanding capital stock, qualified for change of control (as a percent)	20.00%
Percentage of actual free cash flow equal to variable payment and fixed principal payment until the earlier of May 15, 2015 and the maximum consolidated net leverage ratio	92.50%
Maximum consolidated net leverage ratio	6
Percentage of actual free cash flow equal to variable payment and fixed principal payment after May 15, 2015, until maturity	89.50%
Bank agreement | New Credit Facility
Quarterly principal payments in fixed amounts
2013	62,130,667
2014	91,809,772
2015	113,358,679
2016	143,379,164
2017	148,839,796
2018	227,438,867
Total long-term debt, fixed principal repayments	786,956,945
Bank agreement | New Credit Facility | February 15
Quarterly principal payments in fixed amounts
2014	22,722,970
2015	26,736,647
2016	30,972,971
2017	44,938,592
2018	34,152,011
Bank agreement | New Credit Facility | May 15
Quarterly principal payments in fixed amounts
2013	19,481,395
2014	21,942,530
2015	27,021,750
2016	36,278,082
2017	36,690,791
2018	37,585,306
Bank agreement | New Credit Facility | August 15
Quarterly principal payments in fixed amounts
2013	21,167,103
2014	22,490,232
2015	25,541,180
2016	32,275,598
2017	35,338,304
2018	44,398,658
Bank agreement | New Credit Facility | November 15
Quarterly principal payments in fixed amounts
2013	21,482,169
2014	24,645,040
2015	34,059,102
2016	43,852,513
2017	31,872,109
2018	45,333,618
Bank agreement | New Credit Facility | December 31
Quarterly principal payments in fixed amounts
2018	$ 65,969,274

Long-Term Debt (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
KEXIM
Covenants and Events of Default
Collateral coverage covenant (as a percent)	130.00%
Bank agreement
Covenants and Events of Default
Number of vessels collateralizing new credit facilities	9
Ratio of market value of vessels collateralizing the credit facilities, plus net realizable value of additional collateral, to aggregate debt outstanding (as a percent)	100.00%
Period for which a ratio of consolidated indebtedness to consolidated EBITDA is required to be maintained under financial covenants	12 months
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants	12 months
Period for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Period for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Bank agreement | Minimum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt through 2011 (as a percent)	90.00%
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt from September 2017 through September 2018 (as a percent)	130.00%
Free consolidated unrestricted cash and cash equivalents during 2012	20
Free consolidated unrestricted cash and cash equivalents after 2012	30
Ratio of consolidated EBITDA to net interest expense	1.5
Ratio of consolidated EBITDA to net interest expense after gradual increase	2.8
Consolidated market value of adjusted net worth	400
Required duration of vessel's charter at the time of valuation	12 months
Bank agreement | Maximum
Covenants and Events of Default
Percentage of non-recurring items excluded from calculation of EBITDA, based on EBITDA calculated in the manner as prescribed	5.00%
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	12
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA gradual decrease	4.75
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)	1.25

Long-Term Debt (Details 4) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2013 New Credit Facilities	Jun. 30, 2013 Hyundai Samho vendor financing item	Jun. 30, 2013 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jun. 30, 2013 RBS New Credit Facilities	Jan. 24, 2011 RBS New Credit Facilities	Jun. 30, 2013 ABN Amro and lenders New Credit Facilities	Jan. 24, 2011 ABN Amro and lenders New Credit Facilities	Jun. 30, 2013 Club Facility New Credit Facilities	Jan. 24, 2011 Club Facility New Credit Facilities	Jun. 30, 2013 Citibank and Eurobank New Credit Facilities	Jan. 24, 2011 Citibank and Eurobank New Credit Facilities	Jun. 30, 2013 Sinosure CEXIM	Feb. 21, 2011 Sinosure CEXIM item	Feb. 21, 2011 Sinosure CEXIM Maximum
New term loan credit facilities
Maximum borrowing capacity under credit facility			$ 190		$ 123.8		$ 100		$ 37.1		$ 83.9		$ 80		$ 203.4
Amount outstanding as of the balance sheet date		411.1	150.4	117.2		98.2		34.6		83.9		77.2		172.9
Variable rate basis		LIBOR												LIBOR
Interest rate margin (as a percent)		1.85%												2.85%
Interest rate margin if aggregate outstanding indebtedness exceeds $276 million (as a percent)		2.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 2.50%		276
Interest rate margin if aggregate outstanding indebtedness exceeds $326 million (as a percent)		3.00%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.00%		326
Interest rate margin if aggregate outstanding indebtedness exceeds $376 million (as a percent)		3.50%
Minimum aggregate outstanding indebtedness under credit facility for interest rate margin to be 3.50%		376
Number of tranches which comprise the credit facility															3
Amount of each tranche, which comprises the credit facility, option one																67.8
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche															60.00%
Period of repayment of principal in semi-annual installments														10 years
Undrawn funds available	$ 0													$ 0
Ratio of market value of vessels collateralizing the credit facilities, to aggregate debt outstanding (as a percent)														125.00%
Consolidated net leverage ratio to pay cash dividends or repurchase shares														6
Number of newbuilding containerships financed			8
Fixed interest rate (as a percent)			8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels			6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments			3
Period of commencement of repayment of principal, in case of three newbuilding vessels			1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels			7
Period of commencement of repayment of principal, in case of five newbuilding vessels			1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments			5

Long-Term Debt (Details 5) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt
Exit fee recognized in long-term debt, net of current portion	$ 6,236,000	$ 4,354,000
Credit Facilities Summary Table
Remaining borrowing availability	0
New Credit Facilities
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date	15,000,000
Additional exit fee payable if minimum specified amount is not repaid with equity proceeds	10,000,000
Minimum amount to be repaid in the aggregate with equity proceeds by specified date	150,000,000
Outstanding Principal Amount	411,100,000
The Royal Bank of Scotland | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	98,200,000
The Royal Bank of Scotland | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	686,600,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	117,200,000
Aegean Baltic Bank HSH Nordbank Piraeus Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	658,200,000
Credit Agricole | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	154,700,000
Deutsche Bank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	179,100,000
Credit Suisse | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	219,300,000
ABN Amro Lloyds TSB National Bank of Greece | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	34,600,000
ABN Amro Lloyds TSB National Bank of Greece | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	250,800,000
Commerzbank-Credit Suisse- Credit Agricole | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	295,300,000
HSH Nordbank | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	33,300,000
KEXIM | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	34,100,000
KEXIM ABN Amro | Previously Existing Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	73,700,000
Club Facility | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	83,900,000
Citi-Eurobank | New Credit Facilities
Credit Facilities Summary Table
Outstanding Principal Amount	77,200,000
Sinosure CEXIM-Citi-ABN Amro
Credit Facilities Summary Table
Outstanding Principal Amount	172,900,000
Remaining borrowing availability	0
Hyundai Samho Vendor
Credit Facilities Summary Table
Outstanding Principal Amount	$ 150,400,000

Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Effect of interest rate swap hedges on results
Unrealized gains			$ 16,770,000	$ 4,556,000
Unrealized and realized losses on interest rate swaps	(24,855,000)	(36,997,000)	(57,066,000)	(69,489,000)
Interest rate swap contracts
Cash Flow Interest Rate Swap Hedges
Unrealized gains related to fair value changes			76,000,000	2,200,000
Hedge ineffectiveness gains				1,800,000
Interest rate swap contracts | Cash Flow Hedges
Cash Flow Interest Rate Swap Hedges
Fair Value of swap liabilities	(233,160,000)		(233,160,000)		(307,048,000)
Fair value of swap assets	2,198,000		2,198,000
Unrealized losses reclassified from accumulated OCI into earnings			58,800,000
Change in fair value			76,100,000	42,700,000
Effect of interest rate swap hedges on results
Total realized losses	(36,600,000)	(40,400,000)	(72,500,000)	(80,400,000)
Realized losses deferred in Other Comprehensive Loss		2,200,000		7,000,000
Realized losses expensed in condensed consolidated Statements of Income	(36,600,000)	(38,200,000)	(72,500,000)	(73,400,000)
Amortization of deferred realized losses	(1,000,000)	(800,000)	(2,000,000)	(1,500,000)
Unrealized gains	12,600,000	1,300,000	17,200,000	4,000,000
Unrealized and realized losses on interest rate swaps	(25,000,000)	(37,700,000)	(57,300,000)	(70,900,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(16,003,000)		(16,003,000)		(20,759,000)
RBS | Interest rate swap contracts | 4.922% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.92%		4.92%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(6,716,000)		(6,716,000)		(11,253,000)
RBS | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.86%		4.86%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(1,925,000)		(1,925,000)		(4,172,000)
RBS | Interest rate swap contracts | 4.875% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.88%		4.88%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(1,934,000)		(1,934,000)		(4,190,000)
RBS | Interest rate swap contracts | 4.78% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.78%		4.78%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(1,894,000)		(1,894,000)		(4,103,000)
RBS | Interest rate swap contracts | 4.9775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(11,284,000)		(11,284,000)		(15,882,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(10,839,000)		(10,839,000)		(13,424,000)
RBS | Interest rate swap contracts | 5.12% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(10,920,000)		(10,920,000)		(13,523,000)
HSH Nordbank | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	400,000,000		400,000,000
Fixed Rate (Danaos pays) (as a percent)	4.86%		4.86%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(25,866,000)		(25,866,000)		(34,952,000)
CITI | Interest rate swap contracts | 5.124% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(16,919,000)		(16,919,000)		(21,792,000)
CITI | Interest rate swap contracts | 5.1775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.18%		5.18%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(17,186,000)		(17,186,000)		(22,116,000)
CITI | Interest rate swap contracts | 4.9975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.00%		5.00%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(15,437,000)		(15,437,000)		(21,241,000)
CITI | Interest rate swap contracts | 5.1% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.10%		5.10%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(26,749,000)		(26,749,000)		(33,273,000)
CITI | Interest rate swap contracts | 4.98% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(10,658,000)		(10,658,000)		(13,243,000)
CITI | Interest rate swap contracts | 4.695% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.70%		4.70%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(21,234,000)		(21,234,000)		(26,357,000)
Eurobank | Interest rate swap contracts | 4.8125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.81%		4.81%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(21,054,000)		(21,054,000)		(25,725,000)
Eurobank | Interest rate swap contracts | 4.755% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.76%		4.76%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(16,542,000)		(16,542,000)		(21,043,000)
ABN Amro | Interest rate swap contracts | 1.4975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	325,000,000		325,000,000
Fixed Rate (Danaos pays) (as a percent)	1.50%		1.50%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair value of swap assets	1,124,000		1,124,000
ABN Amro | Interest rate swap contracts | 1.4125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	1.41%		1.41%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair value of swap assets	$ 1,074,000		$ 1,074,000

Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges RBS Interest rate swap contracts	Dec. 31, 2012 Fair Value Hedges RBS Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Dec. 31, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Jun. 30, 2013 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004	Dec. 31, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date											$ 60,528,000		$ 62,342,000
Fixed Rate (Danaos receives) (as a percent)											5.01%		5.01%
Floating rate (Danaos pays)											USD LIBOR 3M BBA		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)											0.84%		0.86%
Fair Value									2,126,000	2,908,000	1,012,000	1,390,000	1,114,000	1,518,000
Fair value change of interest rate swaps							800,000
Effect of interest rate swap hedges on results
Unrealized losses on swap asset					(400,000)	(200,000)	(800,000)	(400,000)
Unrealized gains on fair value of hedged debt						300,000		600,000
Amortization of fair value of hedged debt					100,000	200,000	300,000	300,000
Realized gains					400,000	400,000	700,000	900,000
Unrealized and realized losses on interest rate swaps	$ (24,855,000)	$ (36,997,000)	$ (57,066,000)	$ (69,489,000)	$ 100,000	$ 700,000	$ 200,000	$ 1,400,000

Financial Instruments (Details 3) (Recurring basis, Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Total
Assets
Fair value of assets	$ 4,324	$ 2,908
Liabilities
Fair value of liabilities	233,160	307,048
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	4,324	2,908
Liabilities
Fair value of liabilities	$ 233,160	$ 307,048

Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments
Restricted cash	$ 2,815	$ 2,821
Due from related parties	8,052	12,664
Book Value
Financial Instruments
Cash and cash equivalents	75,034	55,628
Restricted cash	18,841	3,251
Accounts receivable, net	10,669	3,741
Due from related parties	8,052	12,664
Notes receivable from ZIM	34,821	33,899
Accounts payable	12,573	13,982
Accrued liabilities	33,134	32,894
Long-term debt, including current portion	3,177,168	3,222,548
Vendor financing, including current portion	150,448	179,142
Fair Value
Financial Instruments
Cash and cash equivalents	75,034	55,628
Restricted cash	18,841	3,251
Accounts receivable, net	10,669	3,741
Due from related parties	8,052	12,664
Notes receivable from ZIM	34,503	34,071
Accounts payable	12,573	13,982
Accrued liabilities	33,134	32,894
Long-term debt, including current portion	3,178,764	3,223,337
Vendor financing, including current portion	$ 149,651	$ 179,500

Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial instruments not measured at fair value on a recurring basis
Accrued liabilities	$ 33,134	$ 32,894
Total
Financial instruments not measured at fair value on a recurring basis
Long-term debt, including current portion		3,223,337
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,503	34,071
Long-term debt, including current portion	3,178,764	3,223,337
Vendor financing, including current portion	149,651	179,500
Accrued liabilities	33,134	32,894
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,503	34,071
Long-term debt, including current portion	3,178,764	3,223,337
Vendor financing, including current portion	149,651	179,500
Accrued liabilities	$ 33,134	$ 32,894

Contingencies (Details) (Derivative complaint)	1 Months Ended
Nov. 30, 2010 item
Derivative complaint
Contingencies
Number of members on board of directors named as defendants in complaint filed	7
Number of members on board of directors	8

Stockholders' Equity (Details)	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 Directors item	Dec. 31, 2012 First director receiving 50% of compensation in shares item	Mar. 31, 2012 Second director receiving 100% of compensation in shares item	Jun. 30, 2013 Manager's employees
Stockholders' Equity
Vesting period				0 years
Newly issued shares to the employees of the Manager and the directors of the company				35,710
Percentage of compensation elected to be received in shares		50.00%	100.00%
Number of directors who elected to receive their compensation in shares	0	1	1
New shares of common stock distributed to directors	13,613

Earnings per Share (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income	$ 19,539	$ 8,966	$ 32,971	$ 18,308
Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,653	109,611	109,653	109,608

Sale of Vessels (Details) (USD $)	6 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Feb. 13, 2013 Independence	Feb. 28, 2013 Henry	Mar. 25, 2013 Pride	May 14, 2013 Honour	Jun. 13, 2013 Elbe
Sale of Vessel
Gross sale consideration	$ 29,875,000	$ 5,635,000	$ 7,000,000	$ 6,100,000	$ 6,500,000	$ 9,100,000	$ 5,600,000
Net gain (loss) on sale			518,000	138,000	(671,000)	112,000	59,000
Net sale proceeds			$ 6,000,000	$ 5,370,000	$ 5,480,000	$ 8,000,000	$ 5,020,000
Life of disposed asset			26 years	27 years	25 years	24 years	22 years

Subsequent Events (Details) (Citibank, ABN Amro, and CEXIM and Sinosure credit facility, USD $) In Millions, unless otherwise specified	6 Months Ended		0 Months Ended
	Jun. 30, 2013	Feb. 21, 2011	Jul. 11, 2013 Subsequent event
Subsequent events
Credit facility		$ 203.4	$ 203.4
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6		1.25